Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Impairment loss
Gain on fair value of asset		71,075
Loss on legacy transactions	62,000
Nomura Research Institute, Ltd [Member]
Gain on the sale of a part of the ordinary shares	¥ 79,000		¥ 73,293
Nomura Real Estate Holdings Inc [Member]
Impairment loss		¥ 47,661